UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      	June 30, 2006
Check here if Amendment [ ]; 				Amendment Number:

This Amendment: 	[ ] is a restatement.
                	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sustainable Growth Advisers, LP
Address:     301 Tresser Blvd.
	     Suite 1310
	     Stamford, CT  06901


Form 13F File Number: 28-11076
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:        	Barbara C. Fletcher
Title:       	Director of Portfolio Administration
Phone:       	203-348-4742

Signature, Place, and Date of Signing:

Barbara C. Fletcher              Stamford, CT. 06901           	07/18/06
------------------------------   --------------------         	--------
Signature                        City, State                   	Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:
None





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                                                    FORM 13F INFORMATION TABLE
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NAME	                        TITLE	     CUSIP	VALUE	 SHARES	 INVSTMT  OTHER	         VOTING	AUTHORITY
OF ISSUER	                OF CLASS     NUMBER	X($1,000)	 DSCRETN  MANAGERS SOLE	    SHARED	 NONE

American International Group	COMMON STOCK  026874107	 96,098	 1,627,404  X		   752,853   844,162	 30,389
Amgen, Inc.	                COMMON STOCK  031162100	175,343	 2,688,067  X		 1,121,464 1,513,400	 53,203
Automatic Data Processing, Inc.	COMMON STOCK  053015103	153,801	 3,391,431  X		 1,444,182 1,877,050	 70,199
Coca Cola Company	        COMMON STOCK  191216100	 98,461	 2,288,717  X		 1,065,313 1,170,400	 53,004
Colgate Palmolive	        COMMON STOCK  194162103	116,788	 1,949,716  X		   798,590 1,111,250	 39,876
Costco Wholesale Corp.	        COMMON STOCK  22160K105	123,036	 2,153,617  X		   855,412 1,254,800	 43,405
Dell Inc.			COMMON STOCK  24702r101	121,464  4,965,835  X		 2,067,274 2,794,950	103,611
Ebay Inc.	                COMMON STOCK  278642103	114,214	 3,899,417  X		 1,652,042 2,173,400	 73,975
Electronic Arts Inc.	        COMMON STOCK  285512109	 61,266	 1,423,465  X		   601,711   796,700     25,054
General Electric Co.	        COMMON STOCK  369604103	122,356	 3,712,261  X		 1,493,610 2,142,800	 75,851
Genzyme Corp.	                COMMON STOCK  372917104	147,505	 2,416,135  X		 1,012,968 1,356,400	 46,767
Home Depot Inc.	                COMMON STOCK  437076102	114,500	 3,199,230  X		 1,313,424 1,826,200	 59,606
Johnson & Johnson	        COMMON STOCK  478160104	120,721	 2,014,710  X		   922,764 1,049,117	 42,829
Medtronic Inc.	                COMMON STOCK  585055106	110,351	 2,351,902  X		 1,032,412 1,268,926	 50,564
Microsoft Corp.	                COMMON STOCK  594918104	125,158	 5,371,601  X		 2,216,643 3,051,250	103,708
Pepsico Inc.	                COMMON STOCK  713448108	121,947	 2,031,092  X		   862,882 1,129,000	 39,210
Procter & Gamble Company	COMMON STOCK  742718109	124,616	 2,241,293  X		   974,011 1,220,302	 46,980
Qualcomm			COMMON STOCK  747525103	 54,863	 1,369,184  X		   578,464   767,500	 23,220
SAP AG	                        COMMON STOCK  803054204	 60,719	 1,156,121  X		   472,961   660,000     23,160
Staples Inc.	                COMMON STOCK  855030102	164,432	 6,752,853  X		 2,848,651 3,765,537	138,665
Starbucks Corporation	        COMMON STOCK  855244109	 65,244	 1,727,863  X		   780,890   913,340	 33,633
State Street Corp.	        COMMON STOCK  857477103	105,206	 1,811,079  X		   733,215 1,039,250	 38,614
Stryker	                        COMMON STOCK  863667101	 57,171	 1,357,648  X		   581,633   748,000	 28,015
Sysco Corp. 	                COMMON STOCK  871829107	 91,830	 3,004,923  X		 1,261,828 1,683,000	 60,095
Teva Pharmaceuticals Ind. ADR	COMMON STOCK  881624209	122,726	 3,884,965  X		 1,640,323 2,166,600	 78,042
United Parcel Service	        COMMON STOCK  911312106	125,378	 1,522,875  X		   641,537   850,300	 31,038
Wal-Mart Stores, Inc.	        COMMON STOCK  931142103	 61,547	 1,277,714  X		   555,068   695,327	 27,319

Total						      2,956,741



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